Accounts and notes receivable (Movements of loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts and notes receivable
Beginning of the year	¥ (195,320)	¥ (146,913)
Provision	(24,105)	(64,838)
Reversal	441	16,596
Write-off	20
Others	62,772
Currency translation differences	263	(165)
End of the year	¥ (155,929)	¥ (195,320)